Organization and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Inventories
Finished products	$ 10,137	$ 11,358
Work in process	8,291	7,746
Purchased materials	23,055	17,982
Inventory, Gross, Total	41,483	37,086
Excess and obsolete reserve	(2,800)	(2,300)	$ (2,150)	$ (1,500)
Inventories, net	$ 38,683	$ 34,786